Finance Lease Right-of-Use Assets, Net	12 Months Ended
Jun. 30, 2020
Finance Lease Right Of Use Assets [Abstract]
FINANCE LEASE RIGHT-OF-USE ASSETS, NET

NOTE 8 – FINANCE LEASE RIGHT-OF-USE ASSETS, NET

Finance lease right -of-use assets, net were as follows as of June 30, 2020 and 2019:

	As of June 30, 2018	Increase /(Decrease)	Exchange Rate Translation	As of June 30, 2019
Company vehicles	$-	$1,757,976	$(12,445)	$1,745,531
Total right-of-use assets, at cost	-	1,757,976	(12,445)	1,745,531
Less: accumulated amortization	-	(131,848)	933	(130,915)
Right-of-use assets, net	$-	$1,626,128	$(11,512)	$1,614,616

	As of June 30, 2019	Increase /(Decrease)	Exchange Rate Translation	As of June 30, 2020
Company vehicles	$1,745,531	$-	$(50,496)	$1,695,035
Total right-of-use assets, at cost	1,745,531	-	(50,496)	1,695,035
Less: accumulated amortization	(130,915)	(170,714)	4,998	(296,631)
Right-of-use assets, net	$1,614,616	$(170,714)	$(45,498)	$1,398,404

The Finance Lease Right-of-Use Asset is amortized over a 10-year period. The amortization period is 10 years and the discount rate used is 4.9%.